Note 11 - Benefits Plans - Schedule of Employee Stock Ownership Plan (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Shares held by the ESOP (in shares)	75,080	75,080
Fair value per share (in dollars per share)	$ 25	$ 23.5
Maximum cash obligation	$ 1,877,000	$ 1,764,000